SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 83.9%
	EQUITY FUNDS - 83.9%
2,821,595	Communication Services Select Sector SPDR Fund ^				$ 124,827,363
1,179,014	Consumer Discretionary Select Sector SPDR Fund ^				115,637,693
2,008,025	Consumer Staples Select Sector SPDR Fund ^				109,377,122
2,832,037	Energy Select Sector SPDR Fund ^				82,298,995
4,679,268	Financial Select Sector SPDR Fund ^				97,422,360
1,715,412	Health Care Select Sector SPDR Fund ^				151,951,195
1,860,300	Industrial Select Sector SPDR Fund ^.				109,776,303
358,000	iShares Core S&P 500 ETF				92,507,200
1,761,458	Materials Select Sector SPDR Fund ^				79,336,068
784,666	Real Estate Select Sector SPDR Fund ^				24,324,646
2,171,473	Technology Select Sector SPDR Fund ^				174,521,285
1,314,135	Utilities Select Sector SPDR Fund ^				72,816,220
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,073,858,231)				1,234,796,450

Contracts *
	PURCHASED OPTIONS - 20.9%
	PURCHASED CALL OPTIONS - 4.1%	Expiration Date	Exercise Price	Notional Value
350	S&P 500 Index +	4/17/2020	$ 2,555	$ 89,425,000	3,960,250
350	S&P 500 Index +	4/17/2020	2,850	99,750,000	196,000
1,306	S&P 500 Index +	5/15/2020	2,550	333,030,000	22,025,690
1,306	S&P 500 Index +	5/15/2020	2,850	372,210,000	3,891,880
1,113	S&P 500 Index +	6/19/2020	2,950	328,335,000	2,693,460
1,929	S&P 500 Index +	6/19/2020	3,400	655,860,000	192,900
1,236	S&P 500 Index +	12/17/2021	2,800	346,080,000	27,025,140
	TOTAL CALL OPTIONS PURCHASED (Cost - $67,413,937)				59,985,320

	PURCHASED PUT OPTIONS - 16.8%
4,458	S&P 500 Index +	4/17/2020	2,075	925,035,000	6,843,030
4,458	S&P 500 Index +	4/17/2020	2,225	991,905,000	12,705,300
902	S&P 500 Index +	6/30/2020	2,375	214,225,000	12,528,780
924	S&P 500 Index +	12/17/2021	2,400	221,760,000	26,990,040
903	S&P 500 Index +	12/17/2021	2,500	225,750,000	30,205,350
2,134	S&P 500 Index +	12/17/2021	3,200	682,880,000	158,470,840
	TOTAL PUT OPTIONS PURCHASED (Cost - $169,194,344)				247,743,340

	TOTAL PURCHASED OPTIONS (Cost - $236,608,281)				307,728,660

Shares
	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
8,781,153	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.22% **				8,781,153
	TOTAL SHORT TERM INVESTMENT (Cost - $8,781,153)

	TOTAL INVESTMENTS - 105.4% (Cost - $1,319,247,665)				$ 1,551,306,263
	CALL OPTIONS WRITTEN - (2.7) % (Proceeds - $47,818,440)				(40,200,640)
	PUT OPTIONS WRITTEN - (2.3) % (Proceeds - $37,865,420)				(33,096,300)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %				(6,040,884)
	NET ASSETS - 100.0%				$ 1,471,968,439

Contracts *
	OPTIONS WRITTEN - (5.0) %
	CALL OPTIONS WRITTEN - (2.7) %	Expiration Date	Exercise Price	Notional Value
700	S&P 500 Index +	4/17/2020	$ 2,700	$ 189,000,000	$ 2,681,000
2,612	S&P 500 Index +	5/15/2020	2,700	705,240,000	22,280,360
2,226	S&P 500 Index +	6/19/2020	3,000	667,800,000	3,472,560
1,236	S&P 500 Index +	12/17/2021	3,150	389,340,000	11,766,720
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $47,818,440)				40,200,640

	PUT OPTIONS WRITTEN - (2.3) %
8,916	S&P 500 Index +	4/17/2020	2,150	1,916,940,000	18,634,440
1,934	S&P 500 Index +	5/15/2020	2,100	406,140,000	9,099,470
902	S&P 500 Index +	6/30/2020	2,000	180,400,000	5,362,390
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $37,865,420)				33,096,300

	TOTAL OPTIONS WRITTEN (Proceeds - $85,683,860)				$ 73,296,940

SPDR - Standard & Poor's Depositary Receipts
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 80.3%
	EQUITY FUNDS - 80.3%
413,510	iShares Core MSCI Emerging Markets ETF				$ 16,734,750
300,100	iShares MSCI Emerging Markets ETF ^				10,242,413
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,242,813)				26,977,163

Contracts *
	PURCHASED OPTIONS - 19.1%
	PURCHASED CALL OPTION - 0.2%	Expiration Date	Exercise Price	Notional Value
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	$ 50	$ 5,900,000	71,980
	TOTAL CALL OPTION PURCHASED (Cost - $286,250)

	PURCHASED PUT OPTIONS - 18.9%
3,737	iShares MSCI Emerging Markets ETF +	1/21/2022	30	11,211,000	1,285,528
4,242	iShares MSCI Emerging Markets ETF +	1/21/2022	43	18,240,600	5,069,190
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,545,236)				6,354,718

	TOTAL PURCHASED OPTIONS (Cost - $3,831,486)				6,426,698

Shares
	SHORT-TERM INVESTMENT - 14.9%
	MONEY MARKET FUND - 14.9%
5,016,016	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.22% **				5,016,016
	TOTAL SHORT TERM INVESTMENT (Cost - $5,016,016)

	TOTAL INVESTMENTS - 114.3% (Cost - $40,090,315)				$ 38,419,877
	CALL OPTIONS WRITTEN - (0.4) % (Proceeds - $211,476)				(120,030)
	PUT OPTIONS WRITTEN - (0.7) % (Proceeds - $376,952)				(222,630)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2) %				(4,447,915)
	NET ASSETS - 100.0%				$ 33,629,302
Contracts *
	OPTIONS WRITTEN - (1.1) %
	CALL OPTIONS WRITTEN - (0.4) %	Expiration Date	Exercise Price	Notional Value
1,964	iShares MSCI Emerging Markets ETF +	6/19/2020	$ 39	$ 7,659,600	$ 98,200
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	55	6,490,000	21,830
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $211,476)				120,030

	PUT OPTIONS WRITTEN - (0.7) %
1,810	iShares MSCI Emerging Markets ETF +	5/15/2020	28	5,068,000	108,600
1,629	iShares MSCI Emerging Markets ETF +	5/15/2020	29	4,724,100	114,030
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $376,952)				222,630

	TOTAL OPTIONS WRITTEN (Proceeds - $588,428)				$ 342,660

ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 91.4%
	EQUITY FUND - 91.4%
554,500	iShares MSCI EAFE ETF ^				$ 29,643,570
	TOTAL EXCHANGE-TRADED FUND - (Cost - $31,550,457)

Contracts *
	PURCHASED OPTIONS - 6.9%
	PURCHASED CALL OPTION - 0.1%	Expiration Date	Exercise Price	Notional Value
547	iShares MSCI EAFE ETF +	9/18/2020	$ 66.00	$ 3,610,200	32,820
	TOTAL CALL OPTION PURCHASED (Cost - $69,814)

	PURCHASED PUT OPTIONS - 6.8%	Expiration Date	Exercise Price	Notional Value
1,731	iShares MSCI EAFE ETF +	6/19/2020	47.00	8,135,700	312,446
2,103	iShares MSCI EAFE ETF +	1/21/2022	45.00	9,463,500	862,230
1,711	iShares MSCI EAFE ETF +	1/21/2022	50.00	8,555,000	1,026,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,575,820)				2,201,276

	TOTAL PURCHASED OPTIONS (Cost - $3,645,634)				2,234,096
Shares
	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
34,650	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.22% **				34,650
	TOTAL SHORT TERM INVESTMENT (Cost - $34,650)

	TOTAL INVESTMENTS - 98.4% (Cost - $35,230,741)				$ 31,912,316
	CALL OPTION WRITTEN - (0.1) % (Proceeds - $59,206)				(42,966)
	PUT OPTION WRITTEN - (0.4) % (Proceeds - $292,916)				(123,767)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%				685,240
	NET ASSETS - 100.0%				$ 32,430,823
Contracts *
	OPTIONS WRITTEN - (0.5) %
	CALL OPTION WRITTEN - (0.1) %	Expiration Date	Exercise Price	Notional Value
1,368	iShares MSCI EAFE ETF +	6/19/2020	$ 61.00	$ 8,344,800	$ 42,966
	TOTAL CALL OPTION WRITTEN (Proceeds - $59,206)

	PUT OPTION WRITTEN - (0.4) %
1,731	iShares MSCI EAFE ETF +	6/19/2020	40.00	6,924,000	123,767
	TOTAL PUT OPTION WRITTEN (Proceeds - $292,916)

	TOTAL OPTIONS WRITTEN (Proceeds - $352,122)				$ 166,733

EAFE - Europe, Australasia and Far East
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 81.8%
	EQUITY FUND - 81.8%
33,000	iShares Core S&P 500 ETF ^				$ 8,527,200
	TOTAL EXCHANGE-TRADED FUND - (Cost - $9,644,265)

Contracts *
	PURCHASED OPTIONS - 23.5%
	PURCHASED CALL OPTIONS - 9.4%	Expiration Date	Exercise Price	Notional Value
5	S&P 500 Index +	4/17/2020	$ 2,555	$ 1,277,500	56,575
5	S&P 500 Index +	4/17/2020	2,850	1,425,000	2,800
9	S&P 500 Index +	5/15/2020	2,550	2,295,000	151,785
9	S&P 500 Index +	5/15/2020	2,850	2,565,000	26,820
8	S&P 500 Index +	6/19/2020	2,950	2,360,000	19,360
14	S&P 500 Index +	6/19/2020	3,400	4,760,000	1,400
33	S&P 500 Index +	12/17/2021	2,800	9,240,000	721,545
	TOTAL CALL OPTIONS PURCHASED (Cost - $979,934)				980,285

	PURCHASED PUT OPTIONS - 14.1%
31	S&P 500 Index +	4/17/2020	2,075	6,432,500	47,585
31	S&P 500 Index +	4/17/2020	2,225	6,897,500	88,350
17	S&P 500 Index +	12/17/2021	2,250	3,825,000	411,060
4	S&P 500 Index +	12/17/2021	2,850	1,140,000	194,740
1	S&P 500 Index +	12/17/2021	2,950	295,000	55,710
4	S&P 500 Index +	12/17/2021	3,000	1,200,000	235,560
7	S&P 500 Index +	12/17/2021	3,050	2,135,000	435,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $988,863)				1,468,405

	TOTAL OPTIONS PURCHASED (Cost - $1,968,797)				2,448,690
Shares
	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
169,896	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.22% ^ **				169,896
	TOTAL SHORT TERM INVESTMENT (Cost - $169,896)

	TOTAL INVESTMENTS - 106.9% (Cost - $11,782,958)				$ 11,145,786
	CALL OPTION WRITTEN - (5.1) % (Proceeds - $555,635)				(530,960)
	PUT OPTION WRITTEN - (2.0) % (Proceeds - $229,732)				(210,840)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				20,905
	NET ASSETS - 100.0%				$ 10,424,891
Contracts *
	OPTIONS WRITTEN - (7.1) %
	CALL OPTIONS WRITTEN - (5.1) %	Expiration Date	Exercise Price	Notional Value
10	S&P 500 Index +	4/17/2020	$ 2,700	$ 2,700,000	$ 38,300
18	S&P 500 Index +	5/15/2020	2,700	4,860,000	153,540
16	S&P 500 Index +	6/19/2020	3,000	4,800,000	24,960
33	S&P 500 Index +	12/17/2021	3,150	10,395,000	314,160
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $555,635)				530,960

	PUT OPTIONS WRITTEN - (2.0) %
62	S&P 500 Index +	4/17/2020	2,150	13,330,000	129,580
12	S&P 500 Index +	5/15/2020	2,100	2,520,000	56,460
2	S&P 500 Index +	9/30/2020	2,150	430,000	24,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $229,732)				210,840

	TOTAL OPTIONS WRITTEN (Proceeds - $785,367)				$ 741,800

ETF - Exchange Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 86.7%
	EQUITY FUND - 86.7%
251,000	iShares Russell 2000 ETF ^				$ 28,729,460
	TOTAL EXCHANGE-TRADED FUND - (Cost - $31,431,943)

Contracts *
	PURCHASED OPTIONS - 12.3%
	PURCHASED CALL OPTION - 0.0%	Expiration Date	Exercise Price	Notional Value
41	Russell 2000 Index +	5/15/2020	$ 1,490	$ 6,109,000	5,022
	TOTAL CALL OPTION PURCHASED (Cost - $139,022)

	PURCHASED PUT OPTIONS - 12.3%
146	Russell 2000 Index +	12/17/2021	1,000	14,600,000	1,826,460
34	Russell 2000 Index +	12/17/2021	1,150	3,910,000	608,600
71	Russell 2000 Index +	12/17/2021	1,250	8,875,000	1,622,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,335,403)				4,057,410

	TOTAL OPTIONS PURCHASED (Cost - $4,474,425)				4,062,432
Shares
	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
734,207	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.22% ^ **				734,207
	TOTAL SHORT TERM INVESTMENT (Cost - $734,207)

	TOTAL INVESTMENTS - 101.2% (Cost - $36,640,575)				$ 33,526,099
	CALL OPTION WRITTEN - (0.2) % (Proceeds - $87,703)				(63,630)
	PUT OPTION WRITTEN - (0.3) % (Proceeds - $229,531)				(88,510)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %				(229,344)
	NET ASSETS - 100.0%				$ 33,144,615
Contracts *
	OPTIONS WRITTEN - (0.5) %
	CALL OPTIONS WRITTEN - (0.2) %	Expiration Date	Exercise Price	Notional Value
63	Russell 2000 Index +	6/19/2020	$ 1,370	$ 8,631,000	$ 63,630
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $87,703)

	PUT OPTIONS WRITTEN - (0.3) %
53	Russell 2000 Index +	5/15/2020	850	4,505,000	88,510
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $229,531)

	TOTAL OPTIONS WRITTEN (Proceeds - $317,234)				$ 152,140

ETF - Exchange-Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,234,796,450	$ -	$ -	$ 1,234,796,450
Purchased Call Options	-	59,985,320	-	59,985,320
Purchased Put Options	-	247,743,340	-	247,743,340
Short Term Investment	8,781,153	-	-	8,781,153
	$ 1,243,577,603	$ 307,728,660	$ -	$ 1,551,306,263
Liabilities *
Call Options Written	$ -	$ 40,200,640	$ -	$ 40,200,640
Put Options Written	-	33,096,300	-	33,096,300
Total	$ -	$ 73,296,940	$ -	$ 73,296,940

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 26,977,163	$ -	$ -	$ 26,977,163
Purchased Call Option	71,980	-	-	71,980
Purchased Put Options	-	6,354,718	-	6,354,718
Short Term Investment	5,016,016	-	-	5,016,016
	$ 32,065,159	$ 6,354,718	$ -	$ 38,419,877
Liabilities
Call Options Written	$ 98,200	$ 21,830	$ -	$ 120,030
Put Options Written	222,630	-	-	222,630
Total	$ 320,830	$ 21,830	$ -	$ 342,660

Swan Defined Risk Foreign Developed Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 29,643,570	$ -	$ -	$ 29,643,570
Purchased Call Option	-	32,820	-	32,820
Purchased Put Options	-	2,201,276	-	2,201,276
Short Term Investment	34,650	-	-	34,650
	$ 29,678,220	$ 2,234,096	$ -	$ 31,912,316
Liabilities *
Call Option Written	$ 42,966	$ -	$ -	$ 42,966
Put Option Written	-	123,767	-	123,767
Total	$ 42,966	$ 123,767	$ -	$ 166,733

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Swan Defined Risk Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 8,527,200	$ -	$ -	$ 8,527,200
Purchased Call Options	-	980,285	-	980,285
Purchased Put Options	-	1,468,405	-	1,468,405
Short Term Investment	169,896	-	-	169,896
	$ 8,697,096	$ 2,448,690	$ -	$ 11,145,786
Liabilities *
Call Options Written	$ -	$ 530,960	$ -	$ 530,960
Put Options Written	-	210,840	-	210,840
Total	$ -	$ 741,800	$ -	$ 741,800
Swan Defined Risk U.S. Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 28,729,460	$ -	$ -	$ 28,729,460
Purchased Call Option	-	5,022	-	5,022
Purchased Put Options	-	4,057,410	-	4,057,410
Short Term Investment	734,207	-	-	734,207
	$ 29,463,667	$ 4,062,432	$ -	$ 33,526,099
Liabilities *
Call Option Written	$ -	$ 63,630	$ -	$ 63,630
Put Option Written	-	88,510	-	88,510
	$ -	$ 152,140	$ -	$ 152,140

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	71,120,379
Written Options	12,386,920
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	2,595,212
Written Options	245,768
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(1,411,538)
Written Options	185,389
Swan Defined Risk Growth Fund	Equity Contracts
Purchased Options	479,893
Written Options	43,567
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(411,993)
Written Options	165,094

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Swan Defined Risk Fund	$ 1,199,188,488	$ 330,194,365	$ (51,373,530)	$ 278,820,835
Swan Defined Risk Emerging Markets Fund	39,715,406	3,322,545	(4,960,734)	$ (1,638,189)
Swan Defined Risk Foreign Developed Fund	35,132,301	(53,446)	(3,333,272)	$ (3,386,718)
Swan Defined Risk Growth Fund	11,032,202	683,269	(1,311,485)	$ (628,216)
Swan Defined Risk U.S. Small Cap Fund	35,241,493	161,551	(2,029,085)	$ (1,867,534)